Quarterly Report
September 30, 2019
MFS®  Strategic Income Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 82.5%
Aerospace – 0.7%
L3 Harris Technologies, Inc., 4.4%, 6/15/2028 (z)	$266,000	$298,836
Asset-Backed & Securitized – 28.3%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.277% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	$250,000	$246,877
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.925% (LIBOR - 3mo. + 1.65%), 7/25/2027 (z)	250,000	245,292
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	259,476
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 3.177% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	260,243
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.527% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	244,000	244,763
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 4.677% (LIBOR - 1mo. + 2.65%), 9/14/2036 (z)	271,000	271,508
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.527% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	245,375
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.727% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	248,157	250,885
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.127% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	250,279
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.127% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	200,000	200,113
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.377% (LIBOR - 1mo. + 2.35%), 3/15/2036 (z)	280,000	280,350
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 4.566% (LIBOR - 1mo. + 2.54%), 9/15/2036 (z)	265,000	265,331
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	130,391	129,355
BDS Ltd., 2018-FL2, “C”, FLR, 3.874% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	200,000	200,064
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	245,000	245,000
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	73,436	75,133
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	216,096
Commercial Mortgage Pass-Through Certificates, 2017-BNK8, “A3”, 3.229%, 11/15/2050	250,000	265,018
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	250,000	273,265
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	373,844
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	268,317
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	625,075	27,897
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	250,000	248,664
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	24,751	24,767
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	43,319	43,341
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	83,062
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.174% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	260,000	259,997
Falcon Franchise Loan LLC, 9.289%, 1/05/2023 (i)(z)	4,557	356
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.553% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	250,000	249,869
Flagship CLO, 2014-8A, “BRR”, FLR, 3.722% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	257,892
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	258,954
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.838% (LIBOR - 3mo. + 1.68%), 11/15/2026 (z)	250,000	246,653
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	260,000	260,180
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 4.777% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	200,000	201,250
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.274% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	130,000	129,668
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.874% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	188,508	188,601
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	144,082
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 4.574% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	205,000	206,281
Lehman Brothers Commercial Conduit Mortgage Trust, 1.115%, 2/18/2030 (i)	5,091	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.577% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	261,461
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.977% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	243,500	244,410
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.477% (LIBOR - 1mo. + 2.45%), 5/15/2036 (z)	209,000	209,528
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.753% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	249,496
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	269,834
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	201,760
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.568% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	269,000	269,315
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	241,558
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	213,339
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	200,000	202,658
Parallel Ltd., 2015-1A, “DR”, FLR, 4.827% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	242,859
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.635% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	300,000	298,247
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	180,265	180,573
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	23,895	23,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	$251,247	$270,313
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	277,407
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	203,552
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	270,481
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	298,713
West CLO Ltd., 2014-1A, “CR”, FLR, 5.299% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	260,017
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026 (z)	250,000	248,700
		$12,836,206
Brokerage & Asset Managers – 2.1%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$292,000	$317,958
Raymond James Financial, 3.625%, 9/15/2026	320,000	334,762
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	302,000	303,706
		$956,426
Building – 0.8%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$230,037
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	118,009
		$348,046
Cable TV – 1.0%
Comcast Corp., 4.15%, 10/15/2028	$266,000	$298,379
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	180,081
		$478,460
Computer Software – 0.5%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$224,000	$244,217
Computer Software - Systems – 0.7%
Apple, Inc., 4.25%, 2/09/2047	$250,000	$298,873
Conglomerates – 1.7%
United Technologies Corp., 4.125%, 11/16/2028	$444,000	$502,335
Wabtec Corp., 4.95%, 9/15/2028	226,000	249,206
		$751,541
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$271,340
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	408,239
		$679,579
Consumer Services – 1.5%
Expedia Group, Inc., 3.25%, 2/15/2030 (z)	$300,000	$299,144
Priceline Group, Inc., 3.55%, 3/15/2028	242,000	259,411
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	46,000	33,774
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	132,000	82,357
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	46,000	25,244
		$699,930
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$99,000	$101,485
Electronics – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$225,000	$219,284
Broadcom, Inc., 4.75%, 4/15/2029 (n)	153,000	161,747
Texas Instruments, Inc., 2.25%, 9/04/2029	278,000	273,687
		$654,718

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 2.4%
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (n)		$200,000	$210,280
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		200,000	209,498
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049		102,000	116,994
Petroleos Mexicanos, 7.69%, 1/23/2050 (z)		112,000	116,760
REC Ltd. (Republic of India), 3.875%, 7/07/2027		200,000	200,383
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		200,000	231,896
			$1,085,811
Emerging Market Sovereign – 2.0%
Government of Ukraine, 0%, 5/31/2040		$131,000	$122,190
Republic of Indonesia, 8.375%, 3/15/2034	IDR	1,539,000,000	114,642
Republic of Romania, 3.375%, 2/08/2038	EUR	92,000	115,247
Republic of South Africa, 4.85%, 9/30/2029		$290,000	288,883
State of Qatar, 4.817%, 3/14/2049		200,000	247,411
			$888,373
Energy - Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$118,000	$122,263
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$211,723
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	219,459
			$431,182
Financial Institutions – 0.5%
GE Capital International Funding Co., 4.418%, 11/15/2035		$200,000	$209,304
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$125,491	$142,052
Gaming & Lodging – 0.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$268,000	$269,332
Insurance – 1.0%
American International Group, Inc., 3.9%, 4/01/2026		$294,000	$313,216
American International Group, Inc., 4.7%, 7/10/2035		59,000	67,218
American International Group, Inc., 4.5%, 7/16/2044		53,000	59,050
			$439,484
Insurance - Property & Casualty – 2.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$321,989
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	306,144
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048		277,000	312,304
			$940,437
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A. (Kingdom of Belgium), 2.25%, 2/18/2020 (n)		$270,000	$270,105
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024		$174,000	$183,606
CNH Industrial Capital LLC, 3.85%, 11/15/2027		145,000	149,424
			$333,030
Major Banks – 6.6%
Bank of America Corp., 2.151%, 11/09/2020		$100,000	$100,010
Bank of America Corp., 4.125%, 1/22/2024		136,000	146,375
Bank of America Corp., 3.248%, 10/21/2027		656,000	681,867
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029		136,000	151,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 4.375%, 1/12/2026	$200,000	$211,082
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	250,000	262,959
JPMorgan Chase & Co., 3.125%, 1/23/2025	325,000	336,524
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	269,000	297,206
Morgan Stanley, 3.625%, 1/20/2027	317,000	335,653
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	218,000	228,031
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	234,515
		$2,985,506
Medical & Health Technology & Services – 0.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (z)	$200,000	$201,643
Medical Equipment – 0.5%
Abbott Laboratories, 4.75%, 11/30/2036	$205,000	$250,657
Midstream – 0.9%
MPLX LP, 4.5%, 4/15/2038	$389,000	$403,224
Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	$10,072	$11,368
Fannie Mae, 6.5%, 4/01/2032	17,384	19,920
Freddie Mac, 4.224%, 3/25/2020	224,767	225,361
		$256,649
Municipals – 2.2%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	$195,000	$200,419
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	177,000	226,100
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	350,000	323,404
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,988
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	75,000	58,406
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	6,000	6,186
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	31,000	32,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	78,000	82,229
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,491
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	8,000	6,366
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	8,000	5,937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	10,000	6,880
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	11,000	6,925
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	108,000	28,639
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	88,000	17,058
		$1,008,191
Network & Telecom – 0.3%
AT&T, Inc., 3.8%, 2/15/2027	$125,000	$132,292
Oils – 0.2%
Marathon Petroleum Corp., 3.8%, 4/01/2028	$103,000	$107,324
Other Banks & Diversified Financials – 1.2%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (z)	$200,000	$202,451
Compass Bank, 2.875%, 6/29/2022	250,000	253,372
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	72,806
		$528,629
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$187,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.5%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	$200,000	$212,750
Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$357,785
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$376,977
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	131,590
		$508,567
Transportation - Services – 0.6%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$267,000	$284,748
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 6.35%, 4/01/2021	$1,238	$1,258
Small Business Administration, 4.77%, 4/01/2024	17,161	17,860
Small Business Administration, 4.99%, 9/01/2024	11,061	11,558
Small Business Administration, 4.86%, 1/01/2025	14,357	15,019
Small Business Administration, 4.625%, 2/01/2025	20,133	21,103
Small Business Administration, 5.11%, 8/01/2025	15,720	16,606
		$83,404
U.S. Treasury Obligations – 12.0%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$220,000	$315,279
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	1,099,000	1,182,541
U.S. Treasury Bonds, 3%, 2/15/2048	362,000	429,804
U.S. Treasury Notes, 2.75%, 9/15/2021	2,110,600	2,155,698
U.S. Treasury Notes, 1.75%, 11/30/2021	450,000	451,002
U.S. Treasury Notes, 2.5%, 8/15/2023	900,000	931,254
		$5,465,578
Utilities - Electric Power – 2.2%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$290,541
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	200,000	226,971
Firstenergy Corp., 4.85%, 7/15/2047	190,000	227,166
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	250,000	254,870
		$999,548
Total Bonds		$37,453,621
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.	1,188	$11,476
Investment Companies (h) – 11.5%
Bond Funds – 11.1%
MFS High Yield Pooled Portfolio (v)	546,602	$5,050,601
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	163,913	$163,913
Total Investment Companies		$5,214,514

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – December 2019 @ $65	Put	Goldman Sachs International	$4,596,191	$ 4,500,000	$5,888
Other Assets, Less Liabilities – 6.0%	2,730,421
Net Assets – 100.0%	$45,415,920
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,214,514 and $37,470,985, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,152,966, representing 18.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Alcon Finance Corp., 2.75%, 9/23/2026	9/16/19	$199,019	$201,643
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.277% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	250,000	246,877
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.925% (LIBOR - 3mo. + 1.65%), 7/25/2027	3/06/19	247,365	245,292
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.527% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/23/18	244,000	244,763
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 4.677% (LIBOR - 1mo. + 2.65%), 9/14/2036	8/09/19	271,000	271,508
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.727% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	248,157	250,885
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.127% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	200,000	200,113
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.377% (LIBOR - 1mo. + 2.35%), 3/15/2036	3/08/19	280,000	280,350
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 4.566% (LIBOR - 1mo. + 2.54%), 9/15/2036	3/01/06	265,000	265,331
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	9/16/19	200,000	202,451
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	130,391	129,355
BDS Ltd., 2018-FL2, “C”, FLR, 3.874% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	200,000	200,064
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	245,000	245,000
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	73,435	75,133
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029	8/15/18	250,000	248,664
Expedia Group, Inc., 3.25%, 2/15/2030	9/13/19	294,426	299,144
Falcon Franchise Loan LLC, 9.289%, 1/05/2023	1/18/02	357	356
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.553% (LIBOR - 3mo. + 3.25%), 1/15/2027	1/28/18	250,000	249,869
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.838% (LIBOR - 3mo. + 1.68%), 11/15/2026	7/11/19	248,518	246,653
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 4.777% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	200,000	201,250
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.274% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/18	130,000	129,668
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 4.574% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/18	205,000	206,281
L3 Harris Technologies, Inc., 4.4%, 6/15/2028	9/13/19	294,885	298,836
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.977% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/07/19	243,500	244,410
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.477% (LIBOR - 1mo. + 2.45%), 5/15/2036	5/13/19	209,000	209,528
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.568% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	269,000	269,315
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,987	202,658
Petroleos Mexicanos, 7.69%, 1/23/2050	9/12/19-9/17/19	112,387	116,760
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026	6/19/19	250,000	248,700
Total Restricted Securities			$6,230,857
% of Net assets			13.7%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
ZAR	South African Rand
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	63,071	EUR	57,000	Brown Brothers Harriman	10/11/2019	$901
USD	227,554	EUR	201,450	Citibank N.A.	10/11/2019	7,834
USD	116,488	EUR	103,809	UBS AG	10/11/2019	3,264
USD	465,433	JPY	50,000,000	JPMorgan Chase Bank N.A.	10/02/2019	3,005
USD	2,222,809	JPY	240,000,000	Merrill Lynch International	10/15/2019	1,280
USD	2,844	ZAR	42,000	Deutsche Bank AG	10/11/2019	74
USD	119,370	ZAR	1,688,918	HSBC Bank	10/11/2019	7,986
						$24,344
Liability Derivatives
EUR	124,949	USD	141,096	State Street Bank Corp.	10/11/2019	$(4,815)
EUR	102,505	USD	113,104	UBS AG	10/11/2019	(1,302)
IDR	35,345,000	USD	2,500	Barclays Bank PLC	10/21/2019	(15)
MXN	192	USD	10	Citibank N.A.	10/11/2019	(0)
ZAR	1,731,273	USD	123,686	UBS AG	10/11/2019	(9,509)
USD	116,237	IDR	1,669,517,000	Barclays Bank PLC	10/21/2019	(1,140)
						$(16,781)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	17	$2,420,906	December – 2019	$40,658
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	29	$6,249,500	December – 2019	$(7,344)
U.S. Treasury Note 5 yr	Long	USD	16	1,906,375	December – 2019	(9,931)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	14	$2,686,687	December – 2019	$(53,386)
						$(70,661)
At September 30, 2019, the fund had liquid securities with an aggregate value of $16,781 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$11,476	$—	$—	$11,476
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	5,548,982	—	5,548,982
Non-U.S. Sovereign Debt	—	2,602,074	—	2,602,074
Municipal Bonds	—	1,008,191	—	1,008,191
U.S. Corporate Bonds	—	11,179,786	—	11,179,786
Residential Mortgage-Backed Securities	—	574,918	—	574,918
Commercial Mortgage-Backed Securities	—	6,968,405	—	6,968,405
Asset-Backed Securities (including CDOs)	—	5,549,532	—	5,549,532
Foreign Bonds	—	4,027,621	—	4,027,621
Mutual Funds	5,214,514	—	—	5,214,514
Total	$5,225,990	$37,459,509	$—	$42,685,499
Other Financial Instruments
Futures Contracts - Assets	$40,658	$—	$—	$40,658
Futures Contracts - Liabilities	(70,661)	—	—	(70,661)
Forward Foreign Currency Exchange Contracts - Assets	—	24,344	—	24,344
Forward Foreign Currency Exchange Contracts - Liabilities	—	(16,781)	—	(16,781)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$6,231,072	$4,032,716	$5,721,589	$(95,119)	$603,521	$5,050,601
MFS Institutional Money Market Portfolio	1,455,501	20,953,980	22,245,461	(213)	106	163,913
	$7,686,573	$24,986,696	$27,967,050	$(95,332)	$603,627	$5,214,514
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$323,591	$—
MFS Institutional Money Market Portfolio	42,136	—
	$365,727	$—